Cash flow from operations	12 Months Ended
Jun. 30, 2024
Cash flow from operations
Cash flow from operations
27	Cash flow from operations

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm
(Loss)/earnings before interest and tax ((LBIT)/EBIT)		(27 305)	21 520	61 417
Adjusted for
share of profits of equity accounted investments		(1 758)	(2 623)	(3 128)
equity-settled share-based payment	32	986	1 033	1 164
depreciation and amortisation		15 644	16 491	14 073
effect of remeasurement items	8	75 414	33 898	(9 903)
movement in long-term provisions
income statement charge	29	(651)	(718)	643
utilisation	29	(459)	(811)	(310)
movement in short-term provisions		280	(261)	(2 182)
movement in post-retirement benefits		373	381	443
translation effects		673	(1 821)	(886)
write-down of inventories to net realisable value		370	948	451
movement in financial assets and liabilities		(4 588)	(6 708)	2 760
movement in other receivables and payables		(1 119)	(5 205)	3 223
other non-cash movements[1]		(698)	463	(91)
		57 162	56 587	67 674
1	Other non - cash movements for 2024 include R627 million related to deferred income.